                                                      Deutsche Asset Management

Asset Management Fund--Premier Class

Supplement dated July 31, 2002, in effect until August 19, 2002, to the Fund's Prospectus dated July 31, 2002

The prospectus is supplemented to reflect current shareholder service information. The following replaces all of the sections under 'How to Invest in the Fund.'


         [LOGO] A Member of the
                Deutsche Bank Group

Calculating the Fund's Share Price

         The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

         The formula for calculating the Fund's net asset value calls for deducting all of the liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of outstanding shares. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.

         Prices for securities owned by the Fund that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Then price changes may ultimately affect the price of Fund shares the next time the Fund calculates its net asset value.

--------------------------------------------------------------------------------

The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.

2  |  Asset Management Fund -- Premier Class

Dividends and Distributions

         If the Fund earns net investment income, its policy is to distribute to shareholders all or substantially all of that income quarterly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If the Fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gain at least annually. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Deutsche Asset Management Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have elected.

Tax Considerations

         The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, nontaxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

         If you are a taxable shareholder, you and other shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gains distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You owe the taxes whether you receive cash or choose to have dividends and distributions reinvested.

                                   Asset Management Fund -- Premier Class  |  3

         Dividends and distributions usually have the following tax status:

        Transaction                             Tax status
        Income dividends                        Ordinary Income
        ---------------------------------------------------------------
        Short-term capital gains distributions* Ordinary Income
        ---------------------------------------------------------------
        Long-term capital gains distributions*  Long-term capital gains
        ---------------------------------------------------------------

         * Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

         In addition, the sale (including a redemption or exchange) of Fund shares is generally a taxable transaction for you.

     Transaction                               Tax status
     Your sale of shares owned more than one   Generally, long-term year
                                               capital gains or losses
     ----------------------------------------------------------------------
     Your sale of shares owned for one year or Generally, short-term capital less gains or losses
                                               subject to special rules
     ----------------------------------------------------------------------

         By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

Buying and Selling Fund Shares

         How to contact the Deutsche Asset Management Service Center

                  By Phone:    1-800-730-1313
                  --------------------------------------------
                  By Mail:     Deutsche Asset Management
                               Service Center
                               P.O. Box 219210
                               Kansas City, MO 64121-9210
                  --------------------------------------------
                  By Overnight Deutsche Asset Management
                  Mail:        Service Center
                               210 West 10th Street, 8th floor
                               Kansas City, MO 64105-1716
                  --------------------------------------------

4  |  Asset Management Fund -- Premier Class

         Our representatives are available to assist you personally Monday through Friday, 8:30 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

                     Minimum Account Investments
                       To open an account        $5 million
                     --------------------------------------
                       To add to an account      $1 million
                     --------------------------------------
                       Minimum account balance   $5 million
                     --------------------------------------

         Shares of the Fund may be purchased without regard to the investment minimums by a Director or Trustee of any mutual fund advised or administered by DeAM, Inc. or its affiliates, employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

         How to Open Your Fund Account

       By Mail: Complete and sign the account application. (You may obtain applications by calling the Service Center.) Mail
                the completed application along with a check payable
                to the Asset Management Fund--Premier Class (1682)
                to the Service Center. The addresses are shown under
                'How to contact the Deutsche Asset Management
                Service Center.'
       -----------------------------------------------------------------
       By Wire: Call the Service Center to set up a wire account.
       -----------------------------------------------------------------

         Please note that your account cannot become activated until the Service Center receives a completed application via mail or fax.

         Two Ways to Buy and Sell Shares in Your Account

         Mail:

         Buying: Send your check, payable to the Fund, to the Service Center. The addresses are shown in this section under 'How to contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management Funds' and include your account number, the names and numbers

                                   Asset Management Fund -- Premier Class  |  5
         of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

         Selling: To sell by mail, send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $5 million in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

         Wire:

         Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day.

            Routing No.: 021001033
            --------------------------------------------------------
            Attn:        Deutsche Asset Management/Mutual Funds
            --------------------------------------------------------
            DDA No.:     00-226-296
            --------------------------------------------------------
            FBO:         (Account name)
                         (Account number)
            --------------------------------------------------------
            Credit:      Asset Management Fund--Premier Class (1682)
            --------------------------------------------------------

         Refer to your account statement for the account name and number.

         Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. The Service Center must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

6  |  Asset Management Fund -- Premier Class

         Important information about buying and selling shares.

         . You may buy and sell shares of the Fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Service Center. It is then your service agent's responsibility to transmit the order to the Service Center. You should contact your service agent if you have a dispute as to when your order was received by the Service Center. Your service agent may charge a fee for buying and selling shares for you.

         . You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, the Fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the Fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

         . The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order in a timely manner.

         . The Fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the Fund does not accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

         . The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days while the Fund waits for your check to clear.

         . We process all sales orders free of charge.

         . Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after the Service Center receives your order in proper form.

                                   Asset Management Fund -- Premier Class  |  7

         . The Fund reserves the right to close your account on 60 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

         . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

         . The Fund remits proceeds from the sale of shares in US dollars.
           Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind,' which means that the Fund may give you a portion of your redemption in portfolio securities.

         . We do not issue share certificates.

         . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

         . You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. The Service Center will not accept purchase and sale orders on New York Stock Exchange holidays. The Service Center will close at the same time as the New York Stock Exchange on days when the New York Stock Exchange closes early. If you are unable to reach the Service Center by telephone, you should make your request by mail.

         . The Fund reserves the right to reject purchases of Fund shares
           (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists which prohibits the Fund from disposing of its portfolio securities or pricing its shares.

         . Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by

8  |  Asset Management Fund -- Premier Class
           your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment and your background and the background of any other investors or service agents involved.

         Account Statements and Fund Reports. The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you annual and semiannual reports on the Fund's overall performance, its holdings and its investing strategies.

         Exchange Privilege. You may exchange all or part of your shares for shares of certain Deutsche Asset Management funds up to four times a calendar year. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may order exchanges over the phone only if your account is authorized to do so.

         Please note the following:

         . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

         . You may make the exchange by phone, if your account has the exchange by phone feature, or by letter.

         . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

         . Your exchange must meet the minimum amount for the class of shares being purchased.

                                   Asset Management Fund -- Premier Class  |  9

Financial Highlights


The table below provides a picture of the Fund's financial performance for the past five years. The information selected reflects financial results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Transfer Agent at 1-800-730-1313.

                                               For the Years Ended March 31,
                                            2002     2001     2000     1999     1998

Per share operating performance:
------------------------------------------------------------------------------------
Net asset value, beginning of year      $10.98   $14.44   $13.11   $14.50   $12.05
------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------
Net investment income                     0.31     0.41     0.33     0.47     0.37
------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currencies   (0.08)   (1.79)     1.44     1.29     3.60
------------------------------------------------------------------------------------
Total from investment operations          0.23   (1.38)     1.77     1.76     3.97
------------------------------------------------------------------------------------
Distributions to shareholders
------------------------------------------------------------------------------------
Net investment income                   (0.28)   (0.30)   (0.31)   (0.45)   (0.37)
------------------------------------------------------------------------------------
In excess of net investment income          --       --       --   (0.27)       --
------------------------------------------------------------------------------------
Net realized gain from investment
transactions                            (0.01)   (1.78)   (0.13)   (2.43)   (1.15)
------------------------------------------------------------------------------------
Total distributions                     (0.29)   (2.08)   (0.44)   (3.15)   (1.52)
------------------------------------------------------------------------------------
Net asset value, end of year            $10.92   $10.98   $14.44   $13.11   $14.50
------------------------------------------------------------------------------------
Total investment return/1/                2.13%  (10.90)%  13.83%   12.83%   34.34%
------------------------------------------------------------------------------------

Supplemental data and ratios:
------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)  $437,802 $416,714 $512,004 $570,120 $496,798
------------------------------------------------------------------------------------
Ratios to average net assets:
------------------------------------------------------------------------------------
Net investment income                     2.84%    3.20%    2.69%    2.89%    2.97%
------------------------------------------------------------------------------------
Expenses after waivers, and/or
reimbursements including expenses of
the Asset Management Portfolio            0.55%    0.59%    0.60%    0.60%    0.60%
------------------------------------------------------------------------------------
Expenses before waivers, and/or
reimbursements including expenses of
the Asset Management Portfolio            0.91%    0.93%    0.93%    0.93%    0.92%
------------------------------------------------------------------------------------
Portfolio turnover rate/2/                  90%     118%     222%     109%     199%
------------------------------------------------------------------------------------

/1/ Total return would have been lower had certain Fund expenses not been reimbursed and/or waived.
/2/ The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.

10  |  Scudder Asset Management Fund -- Premier Class

Additional information about the Fund's investments and performance is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated July 31, 2002, which the Fund has filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                      Deutsche Asset Management Service Center
                      P.O. Box 219210
                      Kansas City, MO 64121-9210
or call our toll-free number at: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplication fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.



                     Asset Management Fund--Premier Class
                     BT Pyramid Mutual Funds

Distributed by:
ICC Distributors, Inc. CUSIP# 055.847.404
Two Portland Square    811-6576
Portland, ME 04101     SAMF-1-PR

              Please Retain This Supplement for Future Reference

BT Pyramid Mutual Funds
SAMF-3601
CUSIP: 055.847.404